Taxation - Total Pre-Tax Loss (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Bermuda	$ 105.2	$ (7.1)	$ 67.0	$ (49.2)
Foreign	(65.3)	53.7	(31.4)	128.4
Income before income taxes	$ 39.9	$ 46.6	$ 35.6	$ 79.2